STOCKHOLDERS’ EQUITY (Details Narrative) £ / shares in Units, $ / shares in Units, $ in Thousands, £ in Millions											12 Months Ended
	Dec. 17, 2021 USD ($) $ / shares shares	Jul. 29, 2021 $ / shares shares	Jul. 22, 2021 shares	Apr. 15, 2021 USD ($) shares	Apr. 15, 2021 GBP (£) shares	Mar. 22, 2021 USD ($) $ / shares shares	Jul. 08, 2020 USD ($) $ / shares shares	Jul. 08, 2020 GBP (£) shares	Feb. 18, 2020 USD ($) $ / shares shares	Feb. 18, 2020 GBP (£) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) £ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) £ / shares shares	Dec. 31, 2019 USD ($)	Dec. 17, 2021 £ / shares	Mar. 22, 2021 £ / shares shares	Jul. 08, 2020 £ / shares	Feb. 18, 2020 £ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock				$ 2,000	£ 1.4		$ 9,700	£ 7.7	$ 28,600	£ 22.0	$ 24,800		$ 32,932
Payments of stock issuance costs							$ 9,000	£ 7.1	$ 27,200	£ 20.9
Number of common stock issued				1,300,000	1,300,000	31,000,000	21,898,400	21,898,400	44,000,000	44,000,000
Shares issued per share | (per share)							$ 0.44		$ 0.65									£ 35	£ 50
Warrants issuance, description						assumed 240,000 units to purchase the Company’s common stock and warrants			A warrant was also issued on the basis of one share for every two common shares issued	A warrant was also issued on the basis of one share for every two common shares issued
Warrants exercise price | (per share)						$ 1.51			$ 1.30								£ 1.10		100
Representative units						240,000
Proceeds from Issuance of Warrants | $													$ 3,352
Share price of option | $ / shares											$ 0.50		$ 0.96
Number of shares vested											566,899		224,949
Unrecognized stock-based compensation expense | $											$ 711		$ 331		$ 340
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											7,520,152		262,093
Unrecognized stock-based compensation expense | $											$ 4,550	$ 4,550
Stock based compensation recognition, period											3 years 11 months 1 day
Loan Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | $ / shares		$ 1.18
Number of warrants issued		212,568
Common stock available for purchase		212,568
Warrants value as loan discount | $											$ 181	181
2015 Long Term Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued per share | (per share)	$ 0.70															£ 0.518
Intrinsic value | $											$ 357	$ 357	$ 853	$ 853
Expiration period											10 years
Percentage of common shares issued											10.00%
Number of shares available for issuance													12,661,738	12,661,738
Vesting description	The options vest over four years based on based on time vesting and expire ten years from the date of grant												These options vest over period of three years from the date of grant and are exercisable until the tenth anniversary of the award
Weighted average remaining contractual life, options outstanding											9 years 10 months 17 days
Weighted average remaining contractual life, options vested											9 years 3 months
Weighted average remaining contractual life, options expected to vest											9 years 11 months 8 days
Share price of option | (per share)											$ 0.725	$ 0.536	$ 1.7626	$ 1.29
Intrinsic value, options exercisable | $											$ 186	$ 186	$ 413	$ 413
Intrinsic value, options expected to vest | $											117	$ 117	375	$ 375
Unrecognized stock-based compensation expense | $											$ 24		56
Stock based compensation expense | $													$ 34
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	7,520,152
Shares Granted, Value, Share-based Payment Arrangement, after Forfeiture | $	$ 3,871
2015 Long Term Incentive Plan [Member] | Performance Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares vested			21,352								166,667
2015 Long Term Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Vesting description											vest over an 18-month period
Number of shares vested											74,074
LOAC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock | $						$ 25,000
Payments of stock issuance costs | $						$ 23,000
Number of common stock issued						16,400,000
Warrants exercise price | (per share)						$ 1.51											1.10
LOAC Shareholders [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock | $						$ 11,500
Payments of stock issuance costs | $						$ 7,700
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock issued						4,300,000
Warrants exercise price | (per share)						$ 1.53			$ 1.24								1.10		£ 100
Warrants term									5 years
Proceeds from Issuance of Warrants | $									$ 3,352
Number of warrants issued									22,000,000	22,000,000
Intrinsic value | $									$ 8,688
Warrant [Member] | LOAC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | (per share)						$ 1.51											£ 1.10
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock issued						16,300,000					17,685,012,000		65,898,400
Warrants exercise price | $ / shares						$ 0.0034
Common stock available for purchase						7,530,000											7,530,000
Representative Units [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | $ / shares						$ 11.50
Representative units						240,000
Units description						Each unit is for 8.28465 common shares and a warrant to purchase 3.76575 common share at a price of $1.39 per common share
Stock exercisable date						Aug. 28, 2023
Proceeds from Issuance of Warrants | $						$ 3,215
Public Warrants [Member] | LOAC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants issued						4,000,000.0
Common stock available for purchase						15,100,000											15,100,000
Private Warrants [Member] | LOAC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants issued						300,000
Common stock available for purchase						1,200,000											1,200,000